Investment securities and fair value disclosure	12 Months Ended
Mar. 31, 2015
Investment securities and fair value disclosure
Investment securities and fair value disclosure

12.   Investment securities and fair value disclosure

	As of March 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	624	105	(61)	—	668
Financial derivatives	31	107	(4)	—	134
Equity fund	183	18	—	—	201
Available-for-sale securities:
Listed equity securities	890	299	—	—	1,189
Held-to-maturity investment securities	1,229	—	—	—	1,229
Convertible bond accounted for under the fair value option	1,044	—	—	—	1,044

	4,001	529	(65)	—	4,465

	As of March 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	619	115	(58)	—	676
Financial derivatives	86	532	(1)	—	617
Available-for-sale securities:
Listed equity securities and other treasury investments	8,261	3,822	(446)	—	11,637
Equity fund	184	52	—	—	236
Held-to-maturity investment securities	1,384	—	—	—	1,384
Convertible bonds accounted for under the fair value option	3,983	150	(414)	—	3,719

	14,517	4,671	(919)	—	18,269

During the years ended March 31, 2014 and 2015, the Company completed several investments accounted for as investment securities. Details of these significant investments are summarized in Note 4.

During the years ended March 31, 2013, 2014 and 2015, gross realized gain of RMB198 million, RMB148 million and RMB141 million and gross realized loss of RMB145 million, RMB160 million and RMB97 million from disposals of investment securities were recognized in the consolidated income statements, respectively. During the same periods, no impairment loss was charged in the consolidated income statements as a result of other than temporary decline in value related to listed equity and fixed income securities.

As of March 31, 2013, 2014 and 2015, net unrealized gains of nil, RMB299 million and RMB3,384 million on available-for-sale investment securities were recorded in accumulated other comprehensive income, respectively. For the investment securities with unrealized loss, their related aggregate fair values amounted to nil and RMB4,929 million as of March 31, 2014 and 2015. The carrying amounts of investment securities that were in a loss position over twelve months were insignificant as of the same dates.

The carrying amount of long-term held-to-maturity investments approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1	-	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.
Level 2	-

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3	-	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of fixed deposits, corporate bonds, fixed income funds and listed equity securities are based on quoted prices in active markets for identical assets or liabilities. All other financial instruments, such as derivative instruments, were valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

The following table summarizes the Company's assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	As of March 31, 2014
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	10,587	—	—	10,587
Restricted cash	4,921	—	—	4,921
Trading securities:
Listed equity securities	668	—	—	668
Financial derivatives	—	134	—	134
Equity fund	201	—	—	201
Available-for-sale securities:
Listed equity securities	1,189	—	—	1,189
Interest rate swaps	—	138	—	138
Convertible bond accounted for under the fair value option	—	—	1,044	1,044

	17,566	272	1,044	18,882

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	326	326

	As of March 31, 2015
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	14,148	—	—	14,148
Restricted cash	2,297	—	—	2,297
Trading securities:
Listed equity securities	676	—	—	676
Financial derivatives	—	617	—	617
Available-for-sale securities:
Listed equity securities	11,637	—	—	11,637
Equity fund	236	—	—	236
Convertible bond accounted for under the fair value option	—	—	3,719	3,719

	28,994	617	3,719	33,330

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	1,278	1,278

Convertible bonds accounted for under the fair value option:

Amounts
(in millions of RMB)
Balance at April 1, 2012 and March 31, 2013	—

Additions (Note 4(p))	1,044
Increase in fair value	—

Balance at March 31, 2014	1,044
Additions (Note 4(k))	2,944
Decrease in fair value	(264)
Foreign currency translation adjustments	(5)

Balance at March 31, 2015	3,719

Convertible bonds are valued using binomial model with unobservable inputs including risk-free interest rate, expected volatility and dividend yield.

Contingent consideration and put liability in relation to investments and acquisitions:

Amounts
(in millions of RMB)
Balance at April 1, 2012	104
Increase in fair value	13

Balance at March 31, 2013	117
Additions	31
Increase in fair value	178

Balance at March 31, 2014	326
Repayment	(227)
Additions (Note 4(h))	1,094
Increase in fair value	85

Balance at March 31, 2015	1,278